Schedule of Estimated Amortization Expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	¥ 2,100
2027	1,750
2028
2029
2030
Total	¥ 3,850	¥ 5,950